Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Institutional)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.03%)	(4.01%)	(4.85%)	(1.68%)	(3.31%)	(3.31%)
Five Years	4.59%		3.95%	3.62%	4.75%
Since Inception	0.72%	3.36%	0.21%	0.61%	0.92%	3.68%